STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation stock option plan (Details) - Ultimate parent corporation stock option plan		12 Months Ended
	Nov. 15, 2017	Dec. 31, 2017 shares
STOCK-BASED COMPENSATION PLANS
Stock split ratio	2
Exercisable period		10 years
Class B
STOCK-BASED COMPENSATION PLANS
Number of shares authorized to issue under stock-based compensation plans		26,000,000
One year
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested		33.33%
Vesting period of share based awards (in years)		1 year
Two years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested		66.67%
Vesting period of share based awards (in years)		2 years
Three years
STOCK-BASED COMPENSATION PLANS
Percentage of stock options vested		100.00%
Vesting period of share based awards (in years)		3 years